Property and Equipment, Net - Schedule of Depreciation Expense (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Successor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense		$ 15,279	$ 1,967	$ 9,904
Successor [Member] | General and administrative expense [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense		$ 15,279		$ 9,904
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense					$ 6,429
Predecessor [Member] | General and administrative expense [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense					$ 6,429